OFF-BALANCE SHEET RISK (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Concentration Risk
Cash and cash equivalents held to satisfy requirement of margin and good faith deposits with the brokers	$ 17,940,020	$ 17,272,542
Net asset value of the partnership | Required margin and good faith deposits with brokers
Concentration Risk
Concentration risk (as a percent)	6.86%	4.36%
Cash and cash equivalents held to satisfy requirement of margin and good faith deposits with the brokers	$ 17,940,020	$ 17,272,542
Net asset value of the partnership | Required margin and good faith deposits with brokers | Minimum
Concentration Risk
Concentration risk (as a percent)	1.00%
Net asset value of the partnership | Required margin and good faith deposits with brokers | Maximum
Concentration Risk
Concentration risk (as a percent)	10.00%